Taxes (Details) - 6 months ended Jun. 30, 2023	CNY (¥)	USD ($)
Taxes (Details) [Line Items]
Net operating loss carry forwards	¥ 232,799,805	$ 33,426,156
VAT Percentage	6.00%
China [Member]
Taxes (Details) [Line Items]
VAT Percentage	13.00%
Singapore [Member]
Taxes (Details) [Line Items]
VAT Percentage	7.00%
GST rate	7.00%